Property and Equipment - Operating Leases (Details) - CLP ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating lease agreements
Expenses for the year	$ 34,773,000,000	$ 33,017,000,000
Lease agreement payments	$ 133,905,000,000	145,829,000,000
Average life	5 years
Amount of property and equipment reported from financial lease agreements as lessee	$ 0	0
Fully depreciated assets	219,355,000,000	225,641,000,000
Up to 1 month
Operating lease agreements
Lease agreement payments	2,929,000,000	2,764,000,000
Between 1 and 3 months
Operating lease agreements
Lease agreement payments	5,828,000,000	5,522,000,000
Between 3 and 12 months
Operating lease agreements
Lease agreement payments	23,578,000,000	23,462,000,000
Due after 1 years but within 3 years
Operating lease agreements
Lease agreement payments	46,143,000,000	45,891,000,000
Due after 3 years but within 5 years
Operating lease agreements
Lease agreement payments	28,730,000,000	33,789,000,000
Due after 5 years
Operating lease agreements
Lease agreement payments	$ 26,697,000,000	$ 34,401,000,000